Time Deposits	12 Months Ended
Dec. 31, 2012
Time Deposits [Abstract]
Time Deposits by Maturity	(7) Time Deposits At December 31, 2012, the scheduled maturity of time deposits was as follows (in thousands):
2013	$234,774
2014	97,201
2015	38,204
2016	161
2017	13

$370,353